UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Patricia Navis
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    212-515-3485

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            New York, NY  Nov. 13, 2007
    By:  Patricia Navis, Vice President     New York, NY  Nov. 13, 2007

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total (x$1000):  $2,445,042

List of Other Included Managers:

 No.  13F File      Name
      Number

 01   28-10406   Apollo Investment Fund IV, L.P.
 02   28-10795   Apollo Management V, L.P.
 03   28-10794   Apollo Investment Fund V, L.P.


* Fair market value is based on the closing prices of the securities, as of September 28, 2007 reported for composite transactions in New York Stock Exchange-listed securities and transactions in the Nasdaq
    Stock Market.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.


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
                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

AK Stl Hldg Corp              Com              001547108  104825   2385100 Sh       Defined **       2385100  0    0
Agfeed Industries Inc         Com              00846L101    5985    750000 Sh       Defined **        750000  0    0
Apollo Invt Corp              Com              03761U106   16623    799189 Sh       Defined **        799189  0    0
Atlas Air Worldwide Hldgs In  Com New          049164205   41575    805254 Sh       Defined **        805254  0    0
Chemtura Corp                 Com              163893100   33160   3730000 Sh       Defined **       3730000  0    0
Continental Airls Inc         Cl B             210795308   59256   1794000 Sh       Defined **       1794000  0    0
Core Mark Holding Co Inc      Com              218681104   16564    470174 Sh       Defined 2,3       470174  0    0
Geomet Inc Del                Com              37250U201    2514    494000 Sh       Defined **        494000  0    0
Goodman Global Inc            Com              38239A100  675565  28290002 Sh       Defined 2,3     28290002  0    0
Hughes Communications Inc     Com              444398101  643386  12408610 Sh       Defined 1,**    12408610  0    0
iPCS Inc                      Com New          44980Y305   46645   1356351 Sh       Defined **       1356351  0    0
Mirant Corp New               Com              60467R100   82980   2039835 Sh       Defined **       2039835  0    0
National Finl Partners Corp   Com              63607P208   52981   1000016 Sh       Defined 1        1000016  0    0
Northwest Airls Corp          Com              667280408   40911   2298357 Sh       Defined **       2298357  0    0
Pinnacle Airl Corp            Com              723443107   23913   1492695 Sh       Defined **       1492695  0    0
Quality Distr Inc Fla         Com              74756M102   92533  10397009 Sh       Defined **      10397009  0    0
Reliance Steel & Aluminum Co  Com              759509102   23012    407000 Sh       Defined **        407000  0    0
Sirius Satellite Radio Inc    Com              82966U103  320584  91857857 Sh       Defined 1       91857857  0    0
United Rentals Inc            Com              911363109   59338   1844500 Sh       Defined 1        1844500  0    0
Williams Cos Inc Del          Com              969457100  102691   3015000 Sh       Defined **       3015000  0    0


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